Basis of Presentation and General Information - Capesize drybulk vessels (Details)	Dec. 31, 2025 t
Property, Plant and Equipment
Capesize drybulk vessels	1,943,286
Genius
Property, Plant and Equipment
Capesize drybulk vessels	175,580
Achievement
Property, Plant and Equipment
Capesize drybulk vessels	175,966
Ingenuity
Property, Plant and Equipment
Capesize drybulk vessels	176,022
Danaos
Property, Plant and Equipment
Capesize drybulk vessels	176,536
Valentine
Property, Plant and Equipment
Capesize drybulk vessels	175,125
Integrity
Property, Plant and Equipment
Capesize drybulk vessels	175,966
Peace
Property, Plant and Equipment
Capesize drybulk vessels	175,858
Gouverneur
Property, Plant and Equipment
Capesize drybulk vessels	178,043
W Trader
Property, Plant and Equipment
Capesize drybulk vessels	175,879
E Trader
Property, Plant and Equipment
Capesize drybulk vessels	175,886
Drybulk capesize vessel
Property, Plant and Equipment
Capesize drybulk vessels	182,425